SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 30,634	$ 24,159
Accounts Receivable, Allowance for Credit Loss	$ 0	$ 0
Income tax examination likelihood of unfavorable settlement	The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement